Property, Plant and Equipment - Schedule of Property, Plant and Equipment Assets Pledged to Secure Bank Loans and Borrowings Granted to Group (Detail) - RUB (₽) ₽ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [abstract]
Net book value	₽ 116,717	₽ 117,370